Property and equipment	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Property and equipment

11	Property and equipment

Cost	Building	Machinery and equipment	Lands	Vehicles	Furniture and fixtures	IT equipment	Library books	Leasehold improvements	Construction in progress	Total

As of January 1, 2021	25,919	68,503	13,401	1,215	29,131	28,511	21,624	122,005	3,706	314,015
Additions	1,384	10,268	5,451	111	21,075	19,511	3,392	4,720	59,957	125,869
Business combinations	-	12,810	-	346	16,684	10,138	5,142	17,425	3,078	65,623
Write-off (i)	62	(14,213)	-	(205)	2,862	(4,985)	(86)	(550)	(417)	(17,532)
Transfer	25,068	3	-	-	82	9	-	9,376	(34,538)	-
As of December 31, 2021	52,433	77,371	18,852	1,467	69,834	53,184	30,072	152,976	31,786	487,975
Additions	527	36,486	-	968	26,047	15,766	645	2,667	85,026	168,132
Business combinations	-	45	-	-	-	35	-	-	-	80
Write-off (i)	13	(8,159)	-	(933)	500	(6,992)	-	-	(78)	(15,649)
Transfer	38,884	(5,353)	-	(449)	(5,669)	6,600	6,645	(9,797)	(30,046)	815
As of December 31, 2022	91,857	100,390	18,852	1,053	90,712	68,593	37,362	145,846	86,688	641,353
Additions	96	20,071	-	776	17,914	21,135	985	49	57,409	118,435
Business combination	-	7,729	-	-	4,384	734	1,329	10,741	63	24,980
Write-off (i)	-	(9,411)	-	(475)	(1,443)	(7,979)	(7,788)	(286)	-	(27,382)
Transfer	1,279	1,202	-	-	(708)	327	-	108,098	(110,198)	-
As of December 31, 2023	93,232	119,981	18,852	1,354	110,859	82,810	31,888	264,448	33,962	757,386

Depreciation
As of January 1, 2021	-	(19,322)	-	(171)	(8,089)	(10,851)	(10,817)	(4,384)	-	(53,634)
Depreciation	(1,673)	(7,215)	-	(196)	(5,601)	(7,529)	(3,416)	(4,831)	-	(30,461)
Write-off (i)	-	10,146	-	147	1,194	3,458	633	350	-	15,928
As of December 31, 2021	(1,673)	(16,391)	-	(220)	(12,496)	(14,922)	(13,600)	(8,865)	-	(68,167)
Depreciation	(3,472)	(11,166)	-	(284)	(7,725)	(10,140)	(3,415)	(8,849)	-	(45,051)
Write-off (i)	-	5,474	-	791	153	7,350	67	117	-	13,952
Transfer	(606)	1,453	-	1	9,719	(4,125)	(5,940)	(502)	-	-
As of December 31, 2022	(5,751)	(20,630)	-	288	(10,349)	(21,837)	(22,888)	(18,099)	-	(99,266)
Depreciation	(4,242)	(14,900)	-	(325)	(12,556)	(13,286)	(3,327)	(26,271)	-	(74,907)
Write-off (i)	118	6,684	-	235	2,528	8,254	7,563	90	-	25,472
Transfer	196	3	-	-	-	(3)	-	(196)	-	-
As of December 31, 2023	(9,679)	(28,843)	-	198	(20,377)	(26,872)	(18,652)	(44,476)	-	(148,701)

Net book value
As of December 31, 2023	83,553	91,138	18,852	1,552	90,482	55,938	13,236	219,972	33,962	608,685
As of December 31, 2022	86,106	79,760	18,852	1,341	80,363	46,756	14,474	127,747	86,688	542,087

(i)	Refers to items written-off as result of lack of expectation of future use, in connection with the Company’s physical inventory procedures.

The Company assesses at each reporting date, whether there is an indication that a property and equipment asset may be impaired. If any indication exists, the Company estimates the asset’s recoverable amount. There were no indications of impairment of property and equipment as of and for the years ended December 31, 2023, 2022 and 2021.